Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operations:
Net earnings (loss)	$ 289,244	$ (34,293)
Adjustments for:
Long-term compensation plans	6,659	60,094
Depreciation and amortization	297,557	279,035
Gain on asset disposals	(24,469)	(29,926)
Loss on asset decommissioning	9,592	0
Foreign exchange unrealized	(866)	638
Finance charges	83,414	87,813
Income taxes	(23,465)	20,150
Other	(229)	542
Loss (gain) on investments and other assets	6,810	(12,452)
Gain on acquisition	(25,761)	0
Loss on redemption and repurchase of unsecured senior notes	(137)	0
Income taxes paid	(3,103)	(3,263)
Income taxes recovered	24	24
Interest paid	(83,037)	(85,678)
Interest received	1,176	310
Funds provided by operations	533,409	282,994
Changes in non-cash working capital balances	(32,838)	(45,890)
Cash provided by operations	500,571	237,104
Investments:
Purchase of property, plant and equipment	(224,960)	(184,250)
Purchase of intangibles	(1,789)	0
Proceeds on sale of property, plant and equipment	23,841	37,198
Proceeds from sale of investments and other assets	10,013	0
Business acquisitions, net	(28,646)	(10,200)
Purchase of investments and other assets	(5,343)	(617)
Receipt of finance lease payments	255	0
Changes in non-cash working capital balances	11,845	13,454
Cash used in investing activities	(214,784)	(144,415)
Financing:
Issuance of long-term debt	162,649	144,889
Repayment of long-term debt	(375,237)	(250,749)
Repurchase of share capital	(29,955)	(10,010)
Lease payments	(9,423)	(7,134)
Issuance of common shares from the exercise of options	0	9,833
Cash used in financing activities	(251,966)	(113,171)
Effect of exchange rate changes on cash and cash equivalents	(1,226)	1,481
Increase (decrease) in cash	32,595	(19,001)
Cash and cash equivalents, beginning of year	21,587	40,588
Cash and cash equivalents, end of year	$ 54,182	$ 21,587